Significant Accounting Policies - Tangible fixed assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Vessel cost:
Decrease in future annual depreciation expense as a result of increase in the estimated scrap value	$ (448)
Vessels
Vessel cost:
Useful lives	35 years
Dry-docking component
Vessel cost:
Useful lives	5 years
Intermediate survey component
Vessel cost:
Useful lives	2 years 6 months
Intermediate survey component | Minimum
Vessel cost:
Useful lives	1 year
Intermediate survey component | Maximum
Vessel cost:
Useful lives	3 years